FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Summary the maturity profile of financial liabilities and lease liabilities

December 31, 2024 (Audited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	2,138	—	—	—	2,138
Trade payables	280	—	—	—	280
Financial liabilities in other payables and accruals	—	1,910	—	—	1,910
Due to related companies	—	11,361	—	—	11,361
Due to the Shareholder	—	—	78,567	—	78,567

Total	2,418	13,271	78,567	—	94,256

June 30, 2025 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	236	—	—	—	236
Trade payables	280	—	—	—	280
Financial liabilities in other payables and accruals	—	1,025	—	—	1,025
Due to related companies	—	11,563	—	—	11,563
Due to the Shareholder	—		75,361	—	75,361

Total	516	12,588	75,361	—	88,465

June 30, 2025 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Derivative financial liabilities	33	—	—	—	33
Trade payables	39	—	—	—	39
Financial liabilities in other payables and accruals	—	143	—	—	143
Due to related companies	—	1,612	—	—	1,612
Due to the Shareholder	—		10,507	—	10,507

Total	72	1,755	10,507	—	12,334